Annual Total Returns [BarChart] - T. Rowe Price Large Cap Value Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.77%)
Annual Return 2012	18.27%
Annual Return 2013	34.09%
Annual Return 2014	13.57%
Annual Return 2015	(3.31%)
Annual Return 2016	16.20%
Annual Return 2017	17.27%
Annual Return 2018	(8.95%)
Annual Return 2019	26.81%
Annual Return 2020	3.15%